Right-of-use assets and lease liabilities - Maturity of undiscounted cash flows of lease liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Maturity analysis of the annual undiscounted cash flows for the lease liabilities
2026	¥ 504,447	$ 72,104
2027	487,632	69,701
Total undiscounted lease payments	992,079	141,805
Less: Imputed interest	(28,963)	(4,140)
Lease liabilities recognized in the Consolidated Balance Sheet	¥ 963,116	$ 137,665
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Current, Operating Lease, Liability, Noncurrent	Operating Lease, Liability, Current, Operating Lease, Liability, Noncurrent